Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	June 30, 2025		December 31, 2024
	USD	AED	AED
Future General Trading LLC -Machinery Investment	537,604	1,974,081	1,974,081
Future General Trading LLC -Autonomous Investment	3,282,925	12,054,900	12,054,900
	3,820,529	14,028,981	14,028,981

Schedule of Maturities of Contract Liabilities

The table below summarizes the maturities of the Company’s contract liabilities at June 30, 2025 and 2024:

	Less than	One to two
June 30, 2025	one year	year	Total
	AED	AED	AED
Contract liabilities in AED	14,028,981	-	14,028,981
Amount in USD	3,820,529	-	3,820,529

December 31, 2024	Less than one year	One to two year	Total
	AED	AED	AED
Contract liabilities in AED	14,028,981	-	14,028,981